PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Expenses Recognized in Income Statement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Total	$ 147	$ 430	$ 435
Cost of sales
Disclosure of defined benefit plans [line items]
Total	72	189	142
Selling, general and administrative expenses
Disclosure of defined benefit plans [line items]
Total	9	34	30
Financing costs - net
Disclosure of defined benefit plans [line items]
Total	66	207	263
Net periodic pension cost
Disclosure of defined benefit plans [line items]
Total	191	225	204
Net periodic OPEB cost
Disclosure of defined benefit plans [line items]
Total	$ (44)	$ 205	$ 231